UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21238

PIMCO Corporate Opportunity Fund
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, NY			10105
(Address of principal executive offices)			(Zip code)

Lawrence G. Altadonna - 1345 Avenue of the Americas, New York, NY 10105
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-739-3371

Date of fiscal year end:	November 30, 2008

Date of reporting period:	May 31, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report to Shareholders

Contents

Letter to Shareholders	1

Fund Insights/Performance & Statistics	2-3

Schedule of Investments	4-13

Statement of Assets and Liabilities	14

Statement of Operations	15

Statement of Changes in Net Assets	16

Notes to Financial Statements	17-29

Financial Highlights	30

Annual Shareholder Meeting Results	31

PIMCO Corporate Opportunity Fund Letter to Shareholders

July 15, 2008

Dear Shareholder:

We are pleased to provide you with the semi-annual report for the PIMCO Corporate Opportunity Fund (the “Fund”) for the six-months ended May 31, 2008.

As economic growth slowed and credit conditions tightened during the six-month period, the U.S. bond market delivered positive returns. The Lehman Brothers Aggregate Bond Index posted a 1.49% return and the Lehman Brothers Credit Index returned 1.68%. The Federal Reserve (“The Fed”) reduced the Federal Funds rate five times during the period, paring the key rate banks charge each other from 4.5% to 2.0%. The Fed also sought other methods to inject liquidity into the economy.

Since February 2008, industry-wide developments in the auction-rate preferred markets have caused auctions for the Fund’s auction-rate preferred shares (“ARPS”) to fail, as described in Note 5 in the accompanying notes to Financial Statements. At the time this report is being prepared, it is not possible to predict how and when full or partial liquidity will return, if at all, to the closed-end fund ARPS market. Additional information regarding ARPS, failed auctions and potential solutions to address the unprecedented lack of liquidity of the ARPS due to failed auctions can be accessed on our Web site, www.allianzinvestors.com/arps.

For specific information on the Fund and its performance during the reporting period, please review the following pages. If you have any questions regarding the information provided, we encourage you to contact your financial advisor or call the Fund’s shareholder servicing agent at (800) 331-1710. In addition, a wide range of information and resources can be accessed through our Web site, www.allianzinvestors.com/closedendfunds.

Together with Allianz Global Investors Fund Management LLC, the Fund’s investment manager, and Pacific Investment Management Company LLC (“PIMCO”), the Fund’s sub-adviser, we thank you for investing with us.

We remain dedicated to serving your investment needs.

Sincerely,

Hans W. Kertess	Brian S. Shlissel

Chairman	President & Chief Executive Officer

5.31.08	PIMCO Corporate Opportunity Fund Semi-Annual Report	1

PIMCO Corporate Opportunity Fund Fund Insights/Performance & Statistics

May 31, 2008 (unaudited)

•                  For the six-months ended May 31, 2008, the PIMCO Corporate Opportunity Fund returned (0.14)% on net asset value (“NAV”) and 10.91% on market price.

•                  The Lehman U.S. Credit and U.S. High Yield Indices generated total returns of 0.20% and 1.83%, respectively, for the six-months ended May 31, 2008.

•                  An average duration of 5.78 years during the reporting period detracted slightly from the Fund’s return as U.S. interest rates ended the six-month period slightly higher as compared to the beginning of the period.

•                  A relatively substantial exposure to the electric sector enhanced the Fund’s returns as this sector posted positive performance during the six-month period.

•                  Within the industrial sector, exposure to basic industry related bonds, which outperformed during the period, enhanced Fund performance.

•                  Exposure to natural gas issues contributed to performance as these bonds posted relatively strong returns during the six-month period.

•                  A comparatively large allocation to the poor performing banking sector detracted from the Fund’s returns during the reporting period.

•                  A relatively sizable exposure to communications hindered returns, as the sector underperformed the broader market during the period.

•                  The Fund’s slight quality bias was a small lag on performance due to an emphasis on BBB rated securities, which underperformed higher rated tiers of the quality spectrum.

Total Return(1):	Market Price	Net Asset Value (“NAV”)
Six Months	10.91%	(0.14)%
1 Year	(1.24)%	0.39%
5 Year	9.24%	7.95%
Commencement of Operations (12/27/02) to 5/31/08	11.26%	10.98%

Common Share Market Price/NAV Performance:	Market Price/NAV:
Commencement of Operations (12/27/02) to 5/31/08	Market Price	$14.66
NAV	NAV	$13.63
MarketPrice	Premium to NAV	7.56%
	Market Price Yield(2)	9.41%

(1) Past performance is no guarantee of future results. Total return is calculated by subtracting the value of an investment in the Fund at the beginning of each specified period from the value at the end of the period and dividing the remainder by the value of the investment at the beginning of the period and expressing the result as a percentage. The calculation assumes that all of the Fund’s income dividends and capital gain distributions have been reinvested. Total return does not reflect broker commissions or sales charges. Total return for a period of less than one year is not annualized. Total return for a period more than one year represents the average annual total return. Returns are calculated by determining the percentage change in net asset value or market share price (as applicable) with all distributions reinvested. The Fund’s performance at market price will differ from its results at NAV. Although market price returns typically reflect investment results over time, during shorter periods returns at market price can also be influenced by factors such as changing views about the Fund, market conditions, supply and demand for the Fund’s shares, or changes in Fund distributions.

2	PIMCO Corporate Opportunity Fund Semi-Annual Report	5.31.08

PIMCO Corporate Opportunity Fund Fund Insights/Performance & Statistics

May 31, 2008 (unaudited) (continued)

An investment in the Fund involves risk, including the loss of principal. Total return, market price, market yield and net asset value will fluctuate with changes in market conditions. This data is provided for information only and is not typically intended for trading purposes. Closed-end funds, unlike open-end funds, are not continuously offered. There is a onetime public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Net asset value is equal to total assets attributable to common shareholders less total liabilities divided by the number of common shares outstanding. Holdings are subject to change daily.

(2) Market Price Yield is determined by dividing the annualized current monthly per share dividend (comprised of net investment income) to common shareholders by the market price per common share at May 31, 2008.

5.31.08	PIMCO Corporate Opportunity Fund Semi-Annual Report	3

PIMCO Corporate Opportunity Fund Schedule of Investments

May 31, 2008 (unaudited)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value
CORPORATE BONDS & NOTES – 85.5%

Airlines – 4.1%
$7,000	American Airlines, Inc., 7.858%, 10/1/11	Baa2/A-	$6,880,358
	Continental Airlines, Inc.,
1,499	6.545%, 2/2/19	Baa2/A-	1,453,697
3,171	6.703%, 6/15/21	Baa2/BBB+	3,051,519
1,695	7.056%, 9/15/09	Baa2/A-	1,673,813
2,009	7.373%, 12/15/15	Ba1/BB+	1,699,997
8,446	7.707%, 4/2/21	Baa2/BBB	8,467,765
1,813	9.798%, 4/1/21	Ba1/BB+	1,495,516
630	Delta Air Lines, Inc., 6.619%, 3/18/11	NR/BBB	608,709
	Northwest Airlines, Inc.,
14,035	7.041%, 4/1/22	NR/BBB	13,715,633
19,245	7.15%, 10/1/19 (f)	Aaa/AAA	18,458,384
3,042	United Air Lines, Inc., 7.336%, 7/2/19 (a)(d)	Ba2/BB-	2,334,592
			59,839,983
Automotive – 0.1%
2,500	Ford Motor Co., 9.98%, 2/15/47	Caa1/CCC+	2,050,000
Banking – 17.6%
13,000	American Express Bank Ltd. FSB, 5.50%, 4/16/13 (a)(d)	Aa3/A+	12,848,212
	Bank of America Corp.,
38,300	8.00%, 1/30/18, FRN (g)	A1/A+	37,997,315
16,000	8.125%, 5/15/18, FRN (g)	A1/A+	16,013,440
625	9.375%, 9/15/09	Aa3/AA-	660,511
	Barclays Bank PLC, FRN (a)(d)(g),
8,600	7.434%, 12/15/17	Aa3/A+	8,402,363
18,100	7.70%, 4/25/18	Aa2/A+	18,689,807
13,000	BNP Paribas, 5.186%, 6/29/15, FRN (a)(d)(g)	Aa3/AA-	11,288,355
4,700	Commonwealth Bank of Australia, 6.024%, 3/15/16, FRN (a)(d)(g)	Aa3/A+	4,064,428
4,600	Credit Agricole S.A., 6.637%, 5/31/17, FRN (a)(d)(g)	Aa3/A	3,784,558
12,400	HBOS Capital Funding L.P., 6.071%, 6/30/14, FRN (a)(d)(g)	A1/A	10,660,913
4,000	HBOS PLC, 6.75%, 5/21/18 (a)(d)	Aa3/A+	3,906,892
	HSBC Capital Funding L.P., FRN (g),
8,000	4.61%, 6/27/13 (a)(d)	A1/A	7,050,984
2,000	10.176%, 6/30/30	A1/A	2,433,892
8,550	HSBC Holdings PLC, 6.50%, 5/2/36	Aa3/A+	8,163,822
9,400	Rabobank Capital Funding Trust, 5.254%, 10/21/16, FRN (a)(d)(g)	Aa2/AA	8,036,201
16,000	RBS Capital Trust III, 5.512%, 9/30/14, FRN (g)	Aa3/A	13,847,552
6,200	Resona Bank Ltd., 5.85%, 4/15/16, FRN (a)(d)(g)	A2/BBB	5,342,125
2,000	Royal Bank of Scotland Group PLC, 7.648%, 9/30/31, FRN (g)	Aa3/A	1,941,522
6,300	State Street Capital Trust III, 8.25%, 3/15/11, FRN (g)	A1/A	6,419,259
8,000	Sumitomo Mitsui Banking Corp., 8.15%, 8/1/08 (g)	Aa3/A-	8,044,000
12,200	USB Capital IX, 6.189%, 4/15/11, FRN (g)	A1/A+	10,254,478
29,000	Wachovia Corp., 7.98%, 3/15/18, FRN (g)	A2/A	28,222,133
7,100	Wells Fargo Capital X, 5.95%, 12/15/36	Aa2/AA-	6,448,951
24,700	Wells Fargo Capital XIII, 7.70%, 3/26/13, FRN (g)	Aa3/AA-	24,776,373
			259,298,086
Computer Services – 0.3%
4,000	Electronic Data Systems Corp., 6.50%, 8/1/13	Baa3/BBB-	4,131,184
Diversified Manufacturing – 0.4%
5,000	Hutchison Whampoa International Ltd., 7.45%, 11/24/33 (a)(d)	A3/A-	5,220,965

4	PIMCO Corporate Opportunity Fund Semi-Annual Report	5.31.08

PIMCO Corporate Opportunity Fund Schedule of Investments

May 31, 2008 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value

Electronics – 0.1%
$1,000	Arrow Electronics, Inc., 6.875%, 6/1/18	Baa3/BBB-	$1,021,712

Energy – 3.9%
	CenterPoint Energy Resources Corp.,
13,000	7.75%, 2/15/11	Baa3/BBB	13,771,459
5,000	7.875%, 4/1/13	Baa3/BBB	5,390,785
	Energy Transfer Partners L.P.,
2,800	6.625%, 10/15/36	Baa3/BBB-	2,607,727
5,400	7.50%, 7/1/38	Baa3/BBB-	5,601,652
2,500	Kinder Morgan Energy Partners L.P., 6.00%, 2/1/17	Baa2/BBB	2,478,995
10,800	NGPL PipeCo LLC, 7.119%, 12/15/17 (a)(d)	Baa3/BBB-	11,077,193
2,007	Salton SEA Funding, Inc., 8.30%, 5/30/11	Baa3/BBB-	2,157,033
11,396	Sithe Independence Funding Corp., 9.00%, 12/30/13	Ba2/B	12,044,959
600	Southern Natural Gas Co., 5.90%, 4/1/17 (a)(d)	Baa3/BB	578,889
1,850	Tennessee Gas Pipeline Co., 7.50%, 4/1/17	Baa3/BB	1,974,879
			57,683,571
Financial Services – 22.6%
5,000	AES Red Oak LLC, 9.20%, 11/30/29	B1/BB-	5,012,500
2,000	American General Finance Corp., 8.45%, 10/15/09	A1/A+	2,074,372
3,200	Bear Stearns Cos., Inc., 6.95%, 8/10/12	Baa1/A+	3,341,997
8,300	C10 Capital SPV Ltd., 6.722%, 12/31/16, FRN (g)	NR/BBB-	7,662,560
4,543	Cedar Brakes II LLC, 9.875%, 9/1/13 (a)(b)(d)	Baa2/BBB-	5,014,681
4,000	CIT Group, Inc., 6.875%, 11/1/09	Baa1/A-	3,733,540
20,000	Citigroup Capital XXI, 8.30%, 12/21/57, FRN	A1/A	20,057,880
	Citigroup, Inc.,
6,100	6.125%, 11/21/17	Aa3/AA-	6,040,446
24,100	8.40%, 4/30/18, FRN (g)	A2/A	23,920,214
2,700	Covidien International Finance S.A., 6.55%, 10/15/37 (a)(d)	Baa1/A-	2,709,199
13,200	Credit Suisse First Boston, 5.00%, 5/15/13	Aa1/AA-	12,968,657
2,500	First Data Corp., 9.875%, 9/24/15 (a)(d)	B3/B	2,265,625
3,000	Ford Motor Credit Co., 8.00%, 12/15/16	B1/B	2,522,226
	General Electric Capital Corp., FRN,
13,400	6.375%, 11/15/67	Aa1/AA+	13,209,264
£1,100	6.50%, 9/15/67 (a)(d)	Aa1/AA+	2,061,789
$900	General Motors Acceptance Corp., 6.75%, 12/1/14	B2/B	697,650
	Goldman Sachs Group, Inc.,
13,300	5.95%, 1/18/18	Aa3/AA-	13,039,559
2,500	5.95%, 1/15/27	A1/A+	2,197,160
2,100	6.15%, 4/1/18	Aa3/AA-	2,081,444
6,000	6.45%, 5/1/36	A1/A+	5,457,966
7,900	6.75%, 10/1/37	A1/A+	7,435,227
8,900	7.35%, 10/1/09	Aa3/AA-	9,222,331
€2,350	Green Valley Ltd., 8.342%, 1/10/11, FRN (a)(b)(d)	NR/BB+	3,669,912
	JPMorgan Chase & Co.,
$9,500	6.00%, 1/15/18	Aa2/AA-	9,416,163
7,700	6.40%, 5/15/38	Aa2/AA-	7,427,074
16,400	JPMorgan Chase Capital XVIII, 6.95%, 8/17/36	Aa3/A	15,037,291
	Lehman Brothers Holdings, Inc.,
10,000	5.50%, 4/4/16	A1/A+	9,030,560
700	6.50%, 7/19/17	A2/A	651,184
20,000	6.875%, 5/2/18	A1/A+	19,443,540
10,000	7.50%, 5/11/38	A2/A	9,197,040
4,200	MBNA Capital, 3.673%, 2/1/27, FRN	Aa3/A+	3,284,030
7,500	Merrill Lynch & Co., Inc., 5.70%, 5/2/17	A2/A	6,784,883

5.31.08	PIMCO Corporate Opportunity Fund Semi-Annual Report	5

PIMCO Corporate Opportunity Fund Schedule of Investments

May 31, 2008 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value

Financial Services (continued)
$9,800	Mizuho JGB Investment LLC, 9.87%, 6/30/08, FRN (a)(d)(g)	A1/A-	$9,808,134
1,510	Mizuho Preferred Capital Co. LLC,
	8.79%, 6/30/08, FRN (a)(d)(g)	A1/A-	1,512,023
	Morgan Stanley,
10,400	5.75%, 8/31/12	Aa3/AA-	10,274,909
6,000	6.00%, 4/28/15	Aa3/AA-	5,801,346
10,000	6.625%, 4/1/18	Aa3/AA-	9,860,520
17,100	MUFG Capital Finance I Ltd., 6.346%, 7/25/16, FRN (g)	A2/BBB+	15,215,837
2,000	Natexis Ambs Co. LLC, 8.44%, 6/30/08, FRN (a)(b)(d)(g)	A1/A+	2,006,142
7,600	Santander Perpetual S.A. Unipersonal, 6.671%, 10/24/17, FRN (a)(d)(g)	Aa2/A+	7,440,734
2,030	SB Treasury Co. LLC, 9.40%, 6/30/08, FRN (b)(g)	A1/A-	2,047,842
	Teco Finance, Inc.,
2,253	6.572%, 11/1/17	Baa3/NR	2,228,194
3,247	7.00%, 5/1/12	Baa3/NR	3,396,602
14,500	UBS AG, 5.75%, 4/25/18	Aa1/AA-	14,150,333
9,200	UBS Preferred Funding Trust V, 6.243%, 5/15/16, FRN (g)	Aa3/A	8,027,727
3,000	Universal City Development Partners, 11.75%, 4/1/10	B1/B+	3,093,750
1,000	Vita Capital III Ltd., 3.798%, 1/1/11, FRN (a)(b)(d)(f)	A1/A	970,300
			332,502,357
Food & Beverage – 0.9%
	Albertson’s LLC,
1,500	7.75%, 6/15/26	B1/B+	1,489,115
12,000	8.00%, 5/1/31	B1/B+	12,161,904
			13,651,019
Healthcare & Hospitals – 0.3%
4,250	HCA, Inc., 9.25%, 11/15/16	B2/BB-	4,499,688
Hotels/Gaming – 1.2%
1,000	Choctaw Resort Development Enterprise, Inc., 7.25%, 11/15/19 (a)(d)	Ba2/BB	900,000
	Harrah’s Operating Co., Inc.,
4,000	5.50%, 7/1/10	Caa1/B-	3,655,000
3,730	8.00%, 2/1/11	Caa1/B-	3,161,175
1,200	MGM Mirage, Inc., 7.50%, 6/1/16	Ba2/BB	1,072,500
8,334	Times Square Hotel Trust, 8.528%, 8/1/26 (a)(b)(d)	Baa3/BBB-	8,980,004
			17,768,679
Insurance – 1.0%
	American International Group, Inc.,
1,300	6.25%, 3/15/37	A1/A	1,042,378
13,700	8.175%, 5/15/58, FRN (a)(d)	A1/A	13,168,303
			14,210,681
Metals & Mining – 1.4%
2,000	Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/17	Ba2/BBB-	2,153,380
9,537	Phelps Dodge Corp., 9.50%, 6/1/31	Baa2/BBB-	12,251,907
	Vale Overseas Ltd.,
3,700	6.25%, 1/11/16	Baa3/BBB	3,748,452
1,900	6.875%, 11/21/36	Baa3/BBB	1,892,320
			20,046,059

6	PIMCO Corporate Opportunity Fund Semi-Annual Report	5.31.08

PIMCO Corporate Opportunity Fund Schedule of Investments

May 31, 2008 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value

Multi-Media – 5.6%
$12,300	Comcast Cable Communications Holdings, Inc., 8.375%, 3/15/13	Baa2/BBB+	$13,575,608
	CSC Holdings, Inc.,
9,000	7.625%, 7/15/18	B1/BB	8,505,000
2,035	7.875%, 2/15/18	B1/BB	1,953,600
4,500	8.125%, 8/15/09	B1/BB	4,595,625
13,400	Rogers Cable, Inc., 8.75%, 5/1/32	Baa3/BBB-	15,128,788
	Shaw Communications, Inc.,
5,000	7.20%, 12/15/11	Ba1/BB+	5,168,750
5,000	8.25%, 4/11/10	Ba1/BB+	5,200,000
18,000	Time Warner Entertainment Co. L.P., 8.375%, 7/15/33	Baa2/BBB+	19,717,038
6,195	Univision Communications, Inc., 7.85%, 7/15/11	Ba3/B	5,885,250
3,600	Vivendi, 6.625%, 4/4/18 (a)(d)	Baa2/BBB	3,560,234
			83,289,893
Oil & Gas – 5.4%
3,500	Canadian Natural Resources Ltd., 6.50%, 2/15/37	Baa2/BBB	3,471,230
2,500	Chesapeake Energy Corp., 7.625%, 7/15/13	Ba3/BB	2,556,250
	E1 Paso Corp.,
18,000	7.42%, 2/15/37	Ba3/BB-	17,311,554
600	8.05%, 10/15/30	Ba3/BB-	622,023
2,000	EnCana Corp., 6.50%, 8/15/34	Baa2/A-	1,984,086
	Gaz Capital S.A.,
1,300	6.212%, 11/22/16 (a)(d)	A3/BBB	1,266,720
13,000	8.625%, 4/28/34	A3/BBB	15,177,500
	Gazprom AG,
1,800	9.625%, 3/1/13 (a)(d)	A3/BBB	2,062,620
8,700	9.625%, 3/1/13	A3/BBB	10,036,320
2,000	Newfield Exploration Co., 7.125%, 5/15/18	Ba3/BB-	1,982,500
1,200	Northwest Pipeline Corp., 5.95%, 4/15/17	Baa2/BBB-	1,180,500
2,400	Plains All American Pipeline L.P., 6.65%, 1/15/37	Baa3/BBB-	2,239,272
1,000	Range Resources Corp., 7.25%, 5/1/18	Ba3/BB	1,020,000
1,176	Ras Laffan Liquefied Natural Gas Co., Ltd., 3.437%, 9/15/09 (b)	Aa2/A	1,178,252
2,500	Ras Laffan Liquefied Natural Gas Co., Ltd. II, 5.298%, 9/30/20 (b)	Aa2/A	2,317,250
2,500	Reliant Energy, Inc., 6.75%, 12/15/14	Ba3/BB-	2,568,750
1,750	SandRidge Energy, Inc., 8.00%, 6/1/18 (a)(d)	B3/B-	1,780,625
10,000	Williams Cos., Inc., 7.875%, 9/1/21	Baa3/BB+	10,950,000
400	XTO Energy, Inc., 5.50%, 6/15/18	Baa2/BBB	384,657
			80,090,109
Paper/Paper Products – 1.9%
	Georgia-Pacific Corp.,
4,300	7.00%, 1/15/15 (a)(d)	Ba3/BB-	4,300,000
6,500	7.25%, 6/1/28	B2/B+	5,882,500
2,500	7.375%, 12/1/25	B2/B+	2,312,500
2,850	7.75%, 11/15/29	B2/B+	2,657,625
12,000	8.00%, 1/15/24	B2/B+	11,640,000
2,000	Smurfit Capital Funding PLC, 7.50%, 11/20/25	Ba2/BB+	1,830,000
			28,622,625
Pharmaceuticals – 0.1%
1,900	Hospira, Inc., 6.05%, 3/30/17	Baa3/BBB	1,883,829

5.31.08	PIMCO Corporate Opportunity Fund Semi-Annual Report	7

PIMCO Corporate Opportunity Fund Schedule of Investments

May 31, 2008 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value

Printing/Publishing – 0.1%
$2,000	RH Donnelley Corp., 8.875%, 10/15/17 (a)(d)	B3/B-	$1,350,000
Telecommunications – 11.1%
19,500	AT&T Corp., 8.00%, 11/15/31	A2/A	22,544,515
3,000	Bellsouth Capital Funding, 7.875%, 2/15/30	A2/A	3,317,835
	Citizens Communications Co.,
1,000	7.875%, 1/15/27	Ba2/BB	905,000
5,250	9.00%, 8/15/31	Ba2/BB	4,882,500
4,000	9.25%, 5/15/11	Ba2/BB	4,215,000
9,500	Deutsche Telekom International Finance BV, 8.25%, 6/15/30	Baa1/BBB+	11,343,636
	Embarq Corp.,
10,000	7.082%, 6/1/16	Baa3/BBB-	9,735,080
10,000	7.995%, 6/1/36	Baa3/BBB-	9,698,580
11,000	France Telecom S.A., 8.50%, 3/1/31	A3/A-	13,787,983
6,000	Nextel Communications, Inc., 7.375%, 8/1/15	Baa3/BB	4,833,186
21,650	PanAmSat Corp., 6.875%, 1/15/28	B1/BB-	17,428,250
	Qwest Capital Funding, Inc.,
5,000	7.00%, 8/3/09	B1/B+	5,018,750
14,000	7.90%, 8/15/10	B1/B+	14,035,000
2,000	Qwest Communications International, Inc., 7.50%, 2/15/14	Ba3/B+	1,970,000
	Qwest Corp.,
4,400	6.05%, 6/15/13, FRN	Ba1/BBB-	4,290,000
6,150	8.875%, 3/15/12	Ba1/BBB-	6,472,875
	Sprint Capital Corp.,
18,100	6.90%, 5/1/19	Baa3/BB	15,412,802
2,900	8.375%, 3/15/12	Baa3/BB	2,822,486
4,680	8.75%, 3/15/32	Baa3/BB	4,233,556
1,350	Sprint Nextel Corp., 9.25%, 4/15/22	Baa3/BB	1,217,244
1,900	Verizon Communications, Inc., 6.10%, 4/15/18	A3/A	1,939,480
3,500	Verizon New York, Inc., 7.375%, 4/1/32	Baa3/A	3,682,861
			163,786,619
Tobacco – 0.3%
4,000	RJ Reynolds Tobacco Holdings, Inc., 7.75%, 6/1/18	Ba1/BBB	4,202,612
Transportation – 0.1%
800	Norfolk Southern Corp., 5.75%, 4/1/18 (a)(d)	Baa1/BBB+	792,355
Utilities – 7.0%
1,000	CMS Energy Corp., 3.663%, 1/15/13, FRN	Ba1/BB+	930,000
5,538	East Coast Power LLC, 7.066%, 3/31/12	Baa3/BBB-	5,701,423
4,100	Homer City Funding LLC, 8.137%, 10/1/19	Ba2/BB	4,284,500
10,650	Ipalco Enterprises, Inc., 7.25%, 4/1/16 (a)(d)	Ba1/BB	10,703,250
3,500	Jersey Central Power & Light Co., 6.15%, 6/1/37	Baa2/BBB	3,163,500
	Midwest Generation LLC,
15,814	8.30%, 7/2/09	Baa3/BB+	16,130,457
14,480	8.56%, 1/2/16	Baa3/BB+	15,366,486
2,000	Nevada Power Co., 6.75%, 7/1/37	Baa3/BBB	1,958,248
40,500	PSE&G Energy Holdings LLC, 8.50%, 6/15/11	Ba3/BB-	42,650,388
2,000	Sierra Pacific Power Co., 6.75%, 7/1/37	Baa3/BBB	1,958,248
			102,846,500
Total Corporate Bonds & Notes (cost-$1,276,185,443)			1,258,788,526

8	PIMCO Corporate Opportunity Fund Semi-Annual Report	5.31.08

PIMCO Corporate Opportunity Fund Schedule of Investments

May 31, 2008 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value
U.S. GOVERNMENT AGENCY SECURITIES – 3.6%

	Fannie Mae,
$10,000	5.50%, MBS, TBA (e)	Aaa/AAA	$9,929,690
655	6.042%, 11/1/35, FRN, MBS	Aaa/AAA	672,253
384	7.00%, 7/25/26, CMO	Aaa/AAA	407,108
604	7.00%, 2/18/27, CMO	Aaa/AAA	624,833
25	7.00%, 2/1/30, MBS	Aaa/AAA	26,566
140	7.00%, 3/1/31, MBS	Aaa/AAA	147,994
22	7.00%, 10/1/31, MBS	Aaa/AAA	23,474
86	7.00%, 11/1/31, MBS	Aaa/AAA	90,227
138	7.00%, 1/1/32, MBS	Aaa/AAA	146,933
1,274	7.00%, 6/1/32, MBS	Aaa/AAA	1,338,729
200	7.00%, 9/1/32, MBS	Aaa/AAA	210,004
52	7.00%, 11/1/32, MBS	Aaa/AAA	54,243
307	7.00%, 1/1/33, MBS	Aaa/AAA	325,087
185	7.00%, 2/1/33, MBS	Aaa/AAA	196,020
266	7.00%, 4/1/33, MBS	Aaa/AAA	280,059
327	7.00%, 6/1/33, MBS	Aaa/AAA	343,934
458	7.00%, 9/1/33, MBS	Aaa/AAA	482,236
187	7.00%, 1/1/34, MBS	Aaa/AAA	198,250
157	7.00%, 2/1/34, MBS	Aaa/AAA	164,826
5,016	7.00%, 6/1/35, MBS	Aaa/AAA	5,279,747
1,241	7.00%, 7/1/35, MBS	Aaa/AAA	1,306,396
3,729	7.00%, 2/1/36, MBS	Aaa/AAA	3,926,640
113	7.00%, 9/25/41, CMO, VRN	Aaa/AAA	118,984
1,935	7.00%, 12/25/41, CMO	Aaa/AAA	2,031,982
54	7.50%, 12/25/19, CMO	Aaa/AAA	57,792
518	7.50%, 5/1/22, MBS	Aaa/AAA	556,931
23	7.50%, 6/25/30, CMO	Aaa/AAA	24,029
570	7.50%, 12/1/33, MBS	Aaa/AAA	611,518
106	7.50%, 11/25/40, CMO	Aaa/AAA	111,793
181	7.50%, 5/25/42, CMO	Aaa/AAA	191,868
52	7.50%, 7/25/42, CMO	Aaa/AAA	55,276
9,615	7.50%, 12/25/45, CMO	Aaa/AAA	10,118,813
15	8.00%, 9/25/23, CMO	Aaa/AAA	15,125
37	8.00%, 7/18/27, CMO	Aaa/AAA	39,910
9,545	8.00%, 12/25/45, CMO	Aaa/AAA	10,202,628
267	9.99%, 9/25/17, CMO	Aaa/AAA	297,791
	Freddie Mac,
98	7.00%, 5/15/23, CMO	Aaa/AAA	102,700
1,448	7.00%, 1/15/24, CMO	Aaa/AAA	1,522,561
119	7.50%, 11/1/19, MBS	Aaa/AAA	126,281
43	8.00%, 9/15/26, CMO	Aaa/AAA	46,622
10	9.50%, 5/15/21, CMO	Aaa/AAA	11,220
100	Small Business Administration Participation Certificates, 7.50%, 4/1/17	Aaa/AAA	103,844

Total U.S. Government Agency Securities (cost-$51,932,921)			52,522,917

5.31.08 | PIMCO Corporate Opportunity Fund Semi-Annual Report	9

PIMCO Corporate Opportunity Fund Schedule of Investments

May 31, 2008 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value
MUNICIPAL BONDS – 2.9%

New Jersey – 2.9%
	Tobacco Settlement Financing Corp. Rev. (d)(j),
$13,090	5.75%, 6/1/32	Aaa/AAA	$14,137,245
16,520	5.875%, 6/1/32	Aaa/AAA	18,737,810
9,675	6.125%, 6/1/24	Aaa/AAA	10,304,285
Total Municipal Bonds (cost-$38,025,188)			43,179,340

SENIOR LOANS (a) (c) – 1.1%

Energy – 0.1%
	AES Corp., Term B (b),
714	7.00%, 8/10/11		702,977
714	7.19%, 8/10/11		702,976
			1,405,953

Entertainment – 0.2%
3,950	MGM Studios, 5.946%, 4/8/12, Term B		3,207,522
Healthcare & Hospitals – 0.6%
9,875	HCA, Inc., 4.946%, 11/18/13, Term B		9,312,411
Hotels/Gaming – 0.2%
	Las Vegas Sands Corp.,
500	4.17%, 5/23/14		461,285
1,687	7.11%, 5/15/14		1,556,605
			2,017,890
Insurance – 0.0%
500	Shackleton B Event Linked Loan, 10.938%, 8/6/08 (b)		492,500
Total Senior Loans (cost-$17,941,693)			16,436,276

MORTGAGE-BACKED SECURITIES – 0.8%
1,000	Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.617%, 10/15/48, CMO (d)	Aaa/AAA	992,527
504	Countrywide Alternative Loan Trust, 2.673%, 2/25/37, CMO, FRN	Aaa/AAA	406,508
	GSMPS Mortgage Loan Trust CMO (a)(d),
3,437	7.50%, 12/21/26, VRN	NR/NR	3,478,742
171	7.50%, 6/19/32, VRN	NR/NR	182,264
5,569	7.50%, 6/25/43	NR/NR	5,576,278
1,000	LB-UBS Commercial Mortgage Trust, 5.424%, 2/15/40, CMO	NR/AAA	961,805
337	MASTR Reperforming Loan Trust, 7.00%, 8/25/34, CMO (a)(d)	Aaa/NR	305,108
138	Washington Mutual, Inc., 7.50%, 4/25/33, CMO	NR/AAA	138,662
Total Mortgage-Backed Securities (cost-$12,448,357)			12,041,894

SOVEREIGN DEBT OBLIGATIONS – 0.7%

Brazil – 0.1%
BRL 3,900	Federal Republic of Brazil, 10.25%, 1/10/28	Ba1/BBB-	2,202,674
Panama – 0.5%
$6,000	Republic of Panama, 9.375%, 7/23/12	Ba1/BB+	6,981,000
Ukraine – 0.1%
1,000	Republic of Ukraine, 7.65%, 6/11/13	B1/BB-	1,042,500
Total Sovereign Debt Obligations (cost-$9,620,280)			10,226,174

10	PIMCO Corporate Opportunity Fund Semi-Annual Report | 5.31.08

PIMCO Corporate Opportunity Fund Schedule of Investments

May 31, 2008 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value
ASSET-BACKED SECURITIES – 0.6%

$8,300	Greenpoint Manufactured Housing, 8.30%, 10/15/26, VRN	Ca/NR	$7,920,135
374	Morgan Stanley ABS Capital I, 2.453%, 5/25/37, FRN	Aaa/AAA	361,897
641	SLM Student Loan Trust, 2.92%, 10/25/16, FRN	Aaa/AAA	637,822
Total Asset-Backed Securities (cost-$8,360,322)			8,919,854

CONVERTIBLE PREFERRED STOCK – 0.1%

Shares

Insurance – 0.1%
25,850	American International Group, Inc., 8.50%, 8/1/11 (cost-$1,938,750)		1,912,641

SHORT-TERM INVESTMENTS – 4.5%

Principal Amount (000)

Corporate Notes – 1.9%

Banking – 1.1%
$15,000	Republic New York Corp., 9.70%, 2/1/09	A1/A+	15,520,515
Financial Services – 0.7%
4,990	General Electric Capital Corp., 9.83%, 12/15/08	NR/NR	5,163,689
5,910	General Motors Acceptance Corp., 3.75%, 9/23/08, FRN	B2/B	5,803,650
			10,967,339
Telecommunications – 0.1%
1,000	Sprint Capital Corp., 6.375%, 5/1/09	Baa3/BB	995,218
Total Corporate Notes (cost-$27,468,815)			27,483,072
U.S. Treasury Bills (h) – 1.6%
24,250	1.43%-1.86%,6/12/08-8/28/08 (cost-$24,216,158)		24,216,158

Repurchase Agreements – 1.0%
11,900	Deutsche Bank, dated 5/30/08, 2.20%, due 6/2/08, proceeds $11,902,182; collateralized by U.S. Treasury Inflation Index Note, 2.00%, due 1/15/26, valued at $12,169,428 including accrued interest		11,900,000
2,162	State Street Bank & Trust Co., dated 5/30/08, 1.65%, due 6/2/08, proceeds $2,162,298; collateralized by Federal Home Loan Bank Discount Notes, 1.802%, due 6/20/08, valued at $2,207,790 including accrued interest		2,162,000
Total Repurchase Agreements (cost-$14,062,000)			14,062,000
Total Short-Term Investments (cost-$65,746,973)			65,761,230

5.31.08 | PIMCO Corporate Opportunity Fund Semi-Annual Report	11

PIMCO Corporate Opportunity Fund Schedule of Investments

May 31, 2008 (unaudited) (continued)

Contracts/ Notional Amount		Value
OPTIONS PURCHASED (i) – 0.2%

Call Options – 0.1%
	2-Year Interest Rate Swap (OTC),
	Pay 3-Month USD-LIBOR Floating Rate Index,
111,000,000	strike rate 3.63%, expires 1/7/09	$491,153
3,900,000	strike rate 5.00%, expires 8/28/09	68,293
	Euro versus U.S. Dollar (OTC),
5,000,000	strike price $1.37, expires 6/3/10	829,521
3,600,000	strike price $1.38, expires 5/21/10	588,891
	U.S. Treasury Notes 2 yr. Futures (CBOT),
352	strike price $111, expires 8/22/08	5,559
		1,983,417
Put Options – 0.1%
	9-Year Interest Rate Swap (OTC),
	Pay 3-Month USD-LIBOR Floating Rate Index,
111,000,000	strike rate 5.45%, expires 1/7/09	1,227,416
	Euro versus U.S. Dollar (OTC),
5,000,000	strike price $1.37, expires 6/3/10	152,903
3,600,000	strike price $1.38, expires 5/21/10	110,666
	Financial Future Euro – 90 day (CME),
495	strike price $91.25, expires 12/17/08	1
719	strike price $92, expires 9/15/08	4,494
625	strike price $92.50, expires 6/16/08	3,906
1,697	strike price $93, expires 6/16/08	10,606
	U.S. Treasury Notes 10 yr. Futures (CBOT),
867	strike price $92, expires 8/22/08	13,899
		1,523,891
Total Options Purchased (cost-$2,897,717)		3,507,308
Total Investments before options written (cost-$1,485,097,644) – 100.0%		1,473,296,160

OPTIONS WRITTEN (i) – (0.0)%

Call Options – (0.0)%
	7-Year Interest Rate Swap (OTC),
	Pay 3-Month USD-LIBOR Floating Rate Index,
100,000	strike rate 5.15%, expires 9/8/09
Total Options Written (premiums received-$2,904)		(3,877)
Total Investments net of options written (cost-$1,485,094,740) – 100.0%		$1,473,292,283

12 PIMCO Corporate Opportunity Fund Semi-Annual Report | 5.31.08

PIMCO Corporate Opportunity Fund Schedule of Investments

May 31, 2008 (unaudited) (continued)

Notes to Schedule of Investments:
(a)	Private Placement–Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $225,587,795, representing 15.3% of total investments.
(b)	Illiquid security.
(c)

These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the “LIBOR” or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted as the Fund is ordinarily contractually obligated to receive approval from the agent bank and/or borrower prior to disposition. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty. The interest rate disclosed reflects the rate in effect on May 31, 2008.

(d)

144A Security–Security exempt from registration, under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(e)	When issued or delayed-delivery security. To be settled/delivered after May 31, 2008.
(f)	Securities with an aggregate value of $19,428,684 representing 1.3% of total investments, have been fair valued using methods as described in Note 1(a) in the Notes to Financial Statements.
(g)	Perpetual maturity security. Maturity date shown is the first call date. Interest rate is fixed until the first call date and variable thereafter.
(h)	All or partial amount segregated as collateral for futures contracts, options written and swaps.
(i)	Non-income producing.
(j)

Residual Interest Bonds held in Trust–Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.

Glossary:
ABS	-	Asset-Backed Securities
BRL	-	Brazilian Real
	£-	British Pound
	€-	Euro
CBOT	-	Chicago Board of Trade
CME	-	Chicago Mercantile Exchange
CMO	-	Collateralized Mortgage Obligation
FRN	-	Floating Rate Note. The interest rate disclosed reflects the rate in effect on May 31, 2008.
LIBOR	-	London Inter-bank Offered Rate
MBS	-	Mortgage-Backed Securities
NR	-	Not Rated
OTC	-	Over-the-Counter
TBA	-	To Be Announced
VRN	-

Variable Rate Note. Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on May 31, 2008.

See accompanying Notes to Financial Statements. | 5.31.08 | PIMCO Corporate Opportunity Fund Semi-Annual Report 13

PIMCO Corporate Opportunity Fund Statement of Assets and Liabilities

May 31, 2008 (unaudited)

Assets:
Investments, at value (cost-$1,485,097,644)	$1,473,296,160
Cash (including foreign currency of $1,568,380 with a cost of $1,563,211)	1,686,948
Unrealized appreciation on swaps	101,634,796
Premium for swaps purchased	31,602,310
Interest receivable	26,496,103
Deposits with brokers for futures contracts collateral	7,968,000
Unrealized appreciation of forward foreign currency contracts	7,393,733
Receivable for terminated swaps	6,067
Prepaid expenses and other assets	212,665
Total Assets	1,650,296,782

Liabilities:
Premium for swaps sold	71,823,197
Unrealized depreciation on swaps	65,991,381
Payable for floating rate notes	19,275,000
Payable for investments purchased	13,930,173
Dividends payable to common and preferred shareholders	7,797,208
Unrealized depreciation of forward foreign currency contracts	3,035,190
Investment management fees payable	754,507
Payable for variation margin on futures contracts	462,565
Interest payable	283,763
Options written, at value (premiums received-$2,904)	3,877
Accrued expenses and other liabilities	298,949
Total Liabilities	183,655,810
Preferred shares ($25,000 net asset and liquidation value per share applicable to an aggregate of 22,600 shares issued and outstanding)	565,000,000
Net Assets Applicable to Common Shareholders	$901,640,972

Composition of Net Assets Applicable to Common Shareholders:
Common stock:
Par value ($0.00001 per share, applicable to 66,167,307 shares issued and outstanding)	$662
Paid-in-capital in excess of par	941,355,561
Dividends in excess of net investment income	(26,005,355)
Accumulated net realized loss	(40,315,611)
Net unrealized appreciation of investments, futures contracts, options written, swaps and foreign currency transactions	26,605,715
Net Assets Applicable to Common Shareholders	$901,640,972
Net Asset Value Per Common Share	$13.63

14 PIMCO Corporate Opportunity Fund Semi-Annual Report | 5.31.08 | See accompanying Notes to Financial Statements.

PIMCO Corporate Opportunity Fund Statement of Operations

Six months ended May 31, 2008 (unaudited)

Investment Income:
Interest	$53,602,780
Facility and other fee income	874,072
Total Investment Income	54,476,852

Expenses:
Investment management fees	4,455,885
Auction agent fees and commissions	719,271
Interest expense	302,851
Custodian and accounting agent fees	170,875
Shareholder communications	125,418
Audit and tax services	45,325
Trustees’ fees and expenses	44,974
Legal fees	21,836
New York Stock Exchange listing fees	21,017
Transfer agent fees	15,526
Insurance expense	13,867
Miscellaneous	9,006
Total expenses	5,945,851
Less: custody credits earned on cash balances	(6,337)
Net expenses	5,939,514

Net Investment Income	48,537,338

Realized and Change in Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	2,963,818
Futures contracts	(5,181,161)
Swaps	(26,907,088)
Foreign currency transactions	4,530,702
Net change in unrealized appreciation/depreciation of:
Investments	(58,672,466)
Futures contracts	(4,484,699)
Options written	9,927,928
Swaps	40,096,013
Unfunded loan commitments	4,183
Foreign currency transactions	(539,613)
Net realized and change in unrealized loss on investments, futures contracts, options written, swaps, unfunded loan commitments and foreign currency transactions	(38,262,383)
Net Increase in Net Assets Resulting from Investment Operations	10,274,955

Dividends on Preferred Shares from Net Investment Income	(12,004,157)
Net Decrease in Net Assets Applicable to Common Shareholders Resulting from Investment Operations	$(1,729,202)

See accompanying Notes to Financial Statements. | 5.31.08 | PIMCO Corporate Opportunity Fund Semi-Annual Report 15

PIMCO Corporate Opportunity Fund Statement of Changes in Net Assets

Applicable to Common Shareholders

	Six Months ended May 31, 2008 (unaudited)	Year ended November 30, 2007
Investment Operations:
Net investment income	$48,537,338	$98,610,220
Net realized gain (loss) on investments, futures contracts, options written, swaps and foreign currency transactions	(24,593,729)	5,854,546
Net change in unrealized appreciation/depreciation of investments, futures contracts, options written, swaps, unfunded loan commitments and foreign currency transactions	(13,668,654)	(47,528,458)
Net increase in net assets resulting from investment operations	10,274,955	56,936,308

Dividends on Preferred Shares from Net investment income	(12,004,157)	(29,687,794)
Net increase (decrease) in net assets applicable to common shareholders resulting from investment operations	(1,729,202)	27,248,514

Dividends and Distributions to Common Shareholders from:
Net investment income	(45,596,379)	(87,018,016)
Net realized gains	–	(20,326,577)
Return of capital	–	(3,803,619)
Total dividends and distributions to common shareholders	(45,596,379)	(111,148,212)
Capital Share Transactions:
Reinvestment of dividends and distributions	2,070,225	7,973,178
Total decrease in net assets applicable to common shareholders	(45,255,356)	(75,926,520)

Net Assets Applicable to Common Shareholders:
Beginning of period	946,896,328	1,022,822,848
End of period (including dividend in excess of net investment income of $(26,005,355) and $(16,942,157), respectively)	$901,640,972	$946,896,328

Common Shares Issued and Reinvested:
Issued in reinvestment of dividends and distributions	146,446	518,908

16 PIMCO Corporate Opportunity Fund Semi-Annual Report | 5.31.08 | See accompanying Notes to Financial Statements.

PIMCO Corporate Opportunity Fund Notes to Financial Statements

May 31, 2008 (unaudited)

1. Organization and Significant Accounting Policies

PIMCO Corporate Opportunity Fund (the “Fund”), was organized as a Massachusetts business trust on September 13, 2002. Prior to commencing operations on December 27, 2002, the Fund had no operations other than matters relating to its organization and registration as a diversified, closed-end management investment company registered under the Investment Company Act of 1940 and the rules and regulations there under, as amended. Allianz Global Investors Fund Management LLC (the “Investment Manager”) serves as the Fund’s Investment Manager and is an indirect wholly-owned subsidiary of Allianz Global Investors of America L.P. (“Allianz Global”). Allianz Global is an indirect, majority-owned subsidiary of Allianz SE, a publicly traded European insurance and financial services company. The Fund has an unlimited amount of $0.00001 par value common stock authorized.

The Fund’s investment objective is to seek maximum total return through a combination of current income and capital appreciation in a diversified portfolio of U.S. dollar denominated corporate debt obligations of varying maturities and other income producing securities.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation establishes for all entities, including pass-through entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. Fund management has determined that its evaluation of the Interpretation has resulted in no material impact to the Fund’s financial statements at May 31, 2008. The Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

In March 2008, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about a fund’s derivative and hedging activities. Fund’s management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statement disclosures.

The following is a summary of significant accounting policies followed by the Fund:

(a) Valuation of Investments

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair valued, in good faith, pursuant to guidelines established by the Board of Trustees, or person acting at their discretion pursuant to procedures established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available. The Fund’s investments, including over-the-counter options, are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the last quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The Fund’s investments in senior floating rate loans (“Senior Loans”) for which a secondary market exists will be valued at the mean of the last available bid and asked prices in the market for such Senior Loans, as provided by an independent pricing service. Other Senior Loans are valued at fair value pursuant to procedures approved by the Fund’s Board of Trustees. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Securities purchased on a when-issued or delayed delivery basis are marked to market daily until settlement at the forward settlement value. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and these differences could be material to the financial statements. The Fund’s net asset value is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

5.31.08 | PIMCO Corporate Opportunity Fund Semi-Annual Report	17

PIMCO Corporate Opportunity Fund Notes to Financial Statements

May 31, 2008 (unaudited)

1. Organization and Significant Accounting Policies (continued)

(b) Investment Transactions and Investment Income

Investment transactions are accounted for on the trade date. Securities purchased and sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses on investments are determined on the identified cost basis. Interest income is recorded on an accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Facility fees and other fees (such as origination fees) received by the Fund are amortized as income over the expected term of the Senior Loan. Commitment fees received by the Fund relating to unfunded purchase commitments are deferred and amortized to facility fee income over the period of the commitment.

(c) Federal Income Taxes

The Fund intends to distribute all of its taxable income and to comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required.

(d) Dividends and Distributions — Common Stock

The Fund declares dividends from net investment income monthly to common shareholders. Distributions of net realized capital gains, if any, are paid at least annually. The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These “book-tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes; they are reported as dividends and/or distributions of paid-in capital in excess of par (return of capital).

(e) Foreign Currency Translation

The Fund’s accounting records are maintained in U.S. dollars as follows: (1) the foreign currency market value of investments and other assets and liabilities denominated in foreign currency are translated at the prevailing exchange rate at the end of the period; and (2) purchases and sales, income and expenses are translated at the prevailing exchange rate on the respective dates of such transactions. The resulting net foreign currency gain or loss is included in the Statement of Operations.

The Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of securities. Accordingly, such foreign currency gain (loss) is included in net realized and unrealized gain (loss) on investments.

However, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. federal income tax regulations; such amount is categorized as foreign currency gain or loss for both financial reporting and income tax reporting purposes.

(f) Futures Contracts

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker an amount of cash or securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contracts, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contracts. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized appreciation or depreciation. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contracts at the time they were opened and the value at the time they were closed. Any unrealized appreciation or depreciation recorded is simultaneously reversed. The use of futures transactions involves the risk of an imperfect correlation in the movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts.

(g) Option Transactions

The Fund may purchase and write (sell) put and call options for hedging purposes, risk management purposes or as a part of its investment strategy. The risk associated with purchasing an option is that the Fund pays a premium whether

18	PIMCO Corporate Opportunity Fund Semi-Annual Report | 5.31.08

PIMCO Corporate Opportunity Fund Notes to Financial Statements

May 31, 2008 (unaudited)

1. Organization and Significant Accounting Policies (continued)

or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from the securities sold through the exercise of put options are decreased by the premiums paid.

When an option is written, the premium received is recorded as an asset with an equal liability and is subsequently marked to market to reflect the current market value of the option written. These liabilities are reflected as options written in the Statement of Assets and Liabilities. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transactions, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of a written option could result in the Fund purchasing a security at a price different from the current market value.

(h) Interest Rate/Credit Default Swaps

The Fund enters into interest rate and credit default swap contracts (“swaps”) for investment purposes, to manage its interest rate and credit risk or to add leverage.

As a seller in the credit default swap contract, the Fund would be required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would keep the stream of payments and would have no payment obligations. Such periodic payments are accrued daily and recorded as realized gain (loss).

The Fund may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held, in which case the Fund would function as the counterparty referenced in the preceding paragraph. As a purchaser of a credit default swap contract, the Fund would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by a third party, such as a U.S. or foreign corporate issuer on the referenced obligation. In return, the Fund would make periodic payments to the counterparty over the term of the contract provided no event of default has occurred. Such periodic payments are accrued daily and recorded as realized gain (loss).

Interest rate swap agreements involve the exchange by the Fund with a counterparty of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Net periodic payments received by the Fund are included as part of realized gain (loss) and or change in unrealized appreciation/depreciation on the Statement of Operations.

Swaps are marked to market daily based upon quotations from brokers or market makers and the change in value, if any, is recorded as unrealized appreciation or depreciation in the Fund’s Statement of Operations. For a credit default swap sold by the Fund, payment of the agreed upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by the Fund, the agreed upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/ delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

Entering into swaps involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in net interest rates.

5.31.08 | PIMCO Corporate Opportunity Fund Semi-Annual Report	19

PIMCO Corporate Opportunity Fund Notes to Financial Statements

May 31, 2008 (unaudited)

1. Organization and Significant Accounting Policies (continued)

(i) Senior Loans

The Fund purchases assignments of Senior Loans originated, negotiated and structured by a U.S. or foreign commercial bank, insurance company, finance company or other financial institution (the “Agent”) for a lending syndicate of financial institutions (the “Lender”). When purchasing an assignment, the Fund succeeds all the rights and obligations under the loan agreement with the same rights and obligations as the assigning Lender. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than, those held by the assigning Lender.

(j) Forward Foreign Currency Contracts

A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The Fund may enter into forward foreign currency contracts for the purpose of hedging against foreign currency risk arising from the investment or anticipated investment in securities denominated in foreign currencies. The Fund may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The market value of a forward foreign currency contract fluctuates with changes in forward currency exchange rates. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

(k) Credit-Linked Trust Certificates

Credit-linked trust certificates are investments in a limited purpose trust or other vehicle formed under state law which, in turn, invests in a basket of derivative instruments, such as credit default swaps, interest rate swaps and other securities, in order to provide exposure to the high yield or another fixed income market.

Similar to an investment in a bond, investments in credit-linked trust certificates represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the certificate. However, these payments are conditioned on the trust’s receipt of payments from, and the trust’s potential obligations to, the counterparties to the derivative instruments and other securities in which the trust invests.

(l) Repurchase Agreements

The Fund enters into transactions with its custodian bank or securities brokerage firms whereby it purchases securities under agreements to resell at an agreed upon price and date (“repurchase agreements”). Such agreements are carried at the contract amount in the financial statements. Collateral pledged (the securities received), which consists primarily of U.S. government obligations and asset-backed securities, are held by the custodian bank until maturity of the repurchase agreement. Provisions of the repurchase agreements and the procedures adopted by the Fund require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

(m) When-Issued/Delayed-Delivery Transactions

The Fund may purchase or sell securities on a when-issued or delayed-delivery basis. The transactions involve a commitment to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Fund will set aside and maintain until the settlement date in a designated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a realized gain or loss. When a security on a delayed-delivery basis is sold, the Fund does not participate in future gains and losses with respect to the security.

20	PIMCO Corporate Opportunity Fund Semi-Annual Report | 5.31.08

PIMCO Corporate Opportunity Fund Notes to Financial Statements

May 31, 2008 (unaudited)

1. Organization and Significant Accounting Policies (continued)

(n) Fair Value Measurement

Effective December 1, 2007, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements. The three levels of the fair value hierarchy under FAS 157 are described below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the six months ended May 31, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs. The Fund utilized the following fair value techniques: multi-dimensional relational pricing model and option adjusted spread pricing.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used at May 31, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 – Quoted Prices	$1,951,105	$(1,779,423)
Level 2 – Other Significant Observable Inputs	1,447,719,104	38,319,768
Level 3 – Significant Unobservable Inputs	23,622,074	1,682,190
Total	$1,473,292,283	$38,222,535

A roll forward of fair value measurements using significant unobservable inputs (Level 3) at May 31, 2008, were as follows:

	Investments in Securities	Other Financial Instruments
Beginning balance, 11/30/07	$28,274,622	$10,171,237
Net purchases (sales) and settlements	(1,387,973)	(10,149,000)
Accrued discounts (premiums)	(177,511)	–
Total realized and unrealized gain (loss)	(2,116,764)	1,659,953
Transfers in and/or out of Level 3	(970,300)	–
Ending balance, 5/31/08	$23,622,074	$1,682,190

(o) Inverse Floating Rate Transactions — Residual Interest Municipal Bonds (“RIBs”)/Residual Interest Tax Exempt Bonds (“RITEs”)

The Fund may invest in RIBs and RITEs (“Inverse Floaters’) whose interest rates bear an inverse relationship to the interest rate on another security or the value of an index. In these transactions, the Fund sells a fixed rate municipal bond (“Fixed Rate Bond”) to a broker who places the Fixed Rate Bond in a special purpose trust (“Trust”) from which floating rate bonds (“Floating Rate Notes”) and Inverse Floaters are issued. The Fund simultaneously or within a short period of time purchases the Inverse Floaters from the broker. The Inverse Floaters held by the Fund provides the Fund with the right to: (1) cause the holders of the Floating Rate Notes to tender their notes at par, and (2) causes the broker to transfer the Fixed-Rate Bond held by the Trust to the Fund, thereby collapsing the Trust. Pursuant to Statement of Financial Accounting Standards No. 140 (“FASB Statement No. 140”), the Fund accounts for the transaction described above as a secured borrowing by including the Fixed-Rate Bond in its Schedule of Investments, and account for the Floating Rate Notes as a liability under the caption “Payable for floating rate notes” in the Fund’s “Statement of Assets

5.31.08 | PIMCO Corporate Opportunity Fund Semi-Annual Report	21

PIMCO Corporate Opportunity Fund Notes to Financial Statements

May 31, 2008 (unaudited)

1. Organization and Significant Accounting Policies (continued)

and Liabilities”. Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the broker for redemption at par at each reset date.

The Fund may also invest in inverse floaters without transferring a fixed rate municipal bond into a special purpose trust, which is not accounted for as secured borrowings.

Inverse Floaters are created by dividing the income stream provided by the underlying bonds to create two securities, one short-term and one long-term. The interest rate on the short-term component is reset by an index or auction process typically every 7 to 35 days. After income is paid on the short-term securities at current rates, the residual income from the underlying bond (s) goes to the long-term securities. Therefore, rising short-term rates result in lower income for the long-term component and visa versa. The longer-term bonds may be more volatile and less liquid than other municipal bonds of comparable maturity. Investments in Inverse Floaters typically will involve greater risk than an in investment in Fixed Rate Bonds. The Fund may also invest in Inverse Floaters for the purpose of increasing leverage.

The Fund’s investment policies and restrictions expressly permit investments in Inverse Floaters. The Fund’s restrictions on borrowings do not apply to the secured borrowings deemed to have occurred for accounting purposes pursuant to FASB Statement No. 140. Inverse Floaters held by the Fund are exempt from registration under Rule 144A of the Securities Act of 1933.

(p) Interest Expense

Relates to the Fund’s liability in connection with floating rate notes held by third parties in conjunction with Inverse Floater transactions. Interest expense is recorded as incurred.

(q) Custody Credits on Cash Balances

The Fund benefits from an expense offset arrangement with its custodian bank whereby uninvested cash balances earn credits which reduce monthly custodian and accounting agent expenses. Had these cash balances been invested in income producing securities, they would have generated income for the Fund.

2. Investment Manager/Sub-Adviser

The Fund has entered an Investment Management Agreement (the “Agreement”) with the Investment Manager. Subject to the supervision of the Fund’s Board of Trustees, the Investment Manager is responsible for managing, either directly or through others selected by it, the Fund’s investment activities, business affairs and administrative matters. Pursuant to the Agreement, the Investment Manager receives an annual fee, payable on a monthly basis, at an annual rate of 0.60% of the Fund’s average daily net assets, inclusive of net assets attributable to any preferred shares that may be outstanding.

The Investment Manager has retained its affiliate, Pacific Investment Management Company LLC (the “Sub-Adviser”), to manage the Fund’s investments. Subject to the supervision of the Investment Manager, the Sub-Adviser is responsible for making all of the Fund’s investment decisions. The Investment Manager and not the Fund, pays a portion of the fees it receives as Investment Manager to the Sub-Adviser in return for its services.

3. Investment in Securities

For the six months ended May 31, 2008, purchases and sales of investments, other than short-term securities and U.S. government obligations, were $394,922,405 and $342,558,419 respectively. Purchases and sales in U.S. government obligations were $60,081,909 and $60,160,075, respectively.

22	PIMCO Corporate Opportunity Fund Semi-Annual Report | 5.31.08

PIMCO Corporate Opportunity Fund Notes to Financial Statements

May 31, 2008 (unaudited)

3. Investment in Securities (continued)

(a) Futures contracts outstanding at May 31, 2008:

Type		Contracts	Market Value (000)	Expiration Date	Unrealized Appreciation (Depreciation)
Long:	Financial Future British Pound–90 day	89	$20,670	12/17/08	$(120,641)
	Financial Future British Pound–90 day	300	69,772	6/17/09	(346,056)
	Financial Future British Pound–90 day	500	116,293	9/16/09	(1,168,132)
	Financial Future British Pound–90 day	226	52,551	12/16/09	(487,450)
	U.S. Treasury Notes 10 yr. Futures	867	97,456	9/19/08	(984,280)
Short:	U.S. Treasury Bond Futures	(269)	(30,792)	6/19/08	393,166
	U.S. Treasury Bond Futures	(621)	(70,484)	9/19/08	543,359
	U.S. Treasury Notes 2 yr. Futures	(500)	(105,312)	9/30/08	103,087
	U.S. Treasury Notes 5 yr. Futures	(447)	(49,142)	9/30/08	287,524
					$(1,779,423)

The Fund pledged $7,968,000 in cash as collateral for futures contracts

(b) Transactions in options written for the six months ended May 31, 2008:

	Contracts/Notional	Premiums
Options outstanding, November 30, 2007	285,901,400	$8,450,916
Options terminated in closing transactions	(285,801,400)	(8,448,012)
Options outstanding, May 31, 2008	100,000	$2,904

(c) Credit default swaps contracts outstanding at May 31, 2008:

Swap Counterparty/ Referenced Debt Issuer	Notional Amount Payable on Default (000)	Termination Date	Payments Received (Paid) by Fund	Unrealized Appreciation (Depreciation)
Bank of America:
AIG	$10,000	3/20/13	2.10%	$312,230
Citigroup	8,200	12/20/12	0.65%	(140,430)
Ford Motor Credit	10,000	3/20/12	2.55%	(1,425,037)
Freeport-McMoRan	7,000	6/20/12	0.90%	(110,002)
LCDX	23,900	6/20/13	3.25%	654,513

Barclays Bank:
Allied Waste	5,000	6/20/13	3.70%	177,723
Autozone	1,900	6/20/13	(0.875)%	(15,357)
Dow Jones CDX	15,000	12/20/12	(7.05)%	(1,986,002)
General Electric	27,300	12/20/12	0.63%	(271,781)
Sprint Nextel	3,000	6/20/09	7.15%	162,119

BNP Paribas:
Royal Bank of Scotland	3,500	6/20/13	1.50%	128,964
Royal Bank of Scotland	3,500	6/20/13	2.65%	277,487

5.31.08 | PIMCO Corporate Opportunity Fund Semi-Annual Report 23

PIMCO Corporate Opportunity Fund Notes to Financial Statements

May 31, 2008 (unaudited)

3. Investment in Securities (continued)

Swap Counterparty/ Referenced Debt Issuer	Notional Amount Payable on Default (000)	Termination Date	Payments Received (Paid) by Fund	Unrealized Appreciation (Depreciation)
Citigroup:
Bear Stearns	$7,200	9/20/12	0.48%	$(100,464)
Ford Motor Credit	32,400	9/20/08	1.35%	(226,949)
Freeport-McMoRan	5,800	6/20/12	1.00%	(68,654)
General Motors	7,000	6/20/13	5.00%	(18,145)
GMAC	10,000	6/20/12	1.40%	(2,364,489)

Credit Suisse First Boston
Chesapeake Energy	2,000	6/20/12	1.01%	(58,348)
Gazprom	5,100	11/20/08	1.00%	9,770
GMAC	4,200	9/20/09	3.74%	(320,022)

Deutsche Bank:
AIG	4,100	12/20/12	0.89%	(83,124)
Chesapeake Energy	4,500	6/20/12	1.05%	(124,399)
Chesapeake Energy	400	3/20/14	1.32%	(15,841)
Dow Jones CDX	10,000	12/20/12	(7.05)%	(1,324,001)
Dow Jones CDX	17,000	12/20/12	0.68%	298,572
Dow Jones CDX	56,800	6/20/13	1.55%	958,733
Federal Republic of Brazil	14,300	5/20/12	0.69%	(33,160)
Federal Republic of Brazil	1,300	5/20/17	1.04%	(12,074)
GMAC	11,800	9/20/09	1.50%	(1,255,965)
Metlife	7,000	3/20/13	2.073%	385,805

Goldman Sachs:
Chesapeake Energy	4,200	3/20/14	1.32%	(166,326)
Citigroup	4,100	12/20/12	0.77%	(49,240)
Dow Jones CDX	15,000	12/20/12	(7.02)%	(1,967,208)
Dow Jones CDX	7,200	6/20/13	(1.55)%	(131,458)
Echostar	5,000	6/20/09	0.54%	(18,474)
Ford Motor Credit	4,600	3/20/09	1.70%	(130,484)

HSBC Bank:
SLM	15,000	6/20/08	0.50%	(17,644)

JPMorgan Chase:
AIG	9,000	3/20/13	2.062%	266,146
Bear Stearns	3,000	9/20/12	0.67%	(18,660)
GMAC	8,100	6/20/12	1.84%	(1,816,859)
Republic of Panama	12,700	3/20/09	0.30%	664

Lehman Brothers:
AIG	3,500	12/20/12	0.85%	(76,784)
Chesapeake Energy	6,800	3/20/14	1.16%	(323,906)
Citigroup	4,000	12/20/12	0.70%	(59,976)
Dow Jones CDX	32,500	12/20/12	3.20%	(909,777)
Federal Republic of Brazil	5,650	2/20/12	0.93%	54,297
Federal Republic of Brazil	1,500	2/20/17	1.51%	42,560
Freescale Semiconductor	5,000	6/20/09	1.62%	(66,850)
HCA	5,000	6/20/09	1.00%	(31,200)
MGM	10,000	6/20/09	0.63%	(188,390)

24 PIMCO Corporate Opportunity Fund Semi-Annual Report | 5.31.08

PIMCO Corporate Opportunity Fund Notes to Financial Statements

May 31, 2008 (unaudited)

3. Investment in Securities (continued)

Swap Counterparty/ Referenced Debt Issuer	Notional Amount Payable on Default (000)	Termination Date	Payments Received (Paid) by Fund	Unrealized Appreciation (Depreciation)
MGM	$5,000	6/20/09	0.65%	$(92,953)
Pemex	7,800	3/20/09	0.34%	12,637
Proctor & Gamble	10,000	9/20/08	0.07%	(2,632)
Reynolds American	4,000	6/20/12	1.00%	31,189
Sprint Nextel	1,500	3/20/09	6.00%	50,919
United Mexican States	7,400	3/20/09	0.24%	8,097
United Mexican States	11,000	1/20/17	0.67%	(191,453)

Merrill Lynch & Co.:
AIG	4,000	12/20/12	0.90%	(79,433)
Citigroup	10,000	12/20/12	0.68%	(158,466)
Dow Jones CDX	32,500	12/20/12	3.215%	(889,266)
El Paso	5,000	6/20/09	0.45%	(31,864)
Ford Motor	10,000	6/20/13	5.00%	198,059
Ford Motor	7,000	6/20/13	5.00%	120,170
General Motors	10,000	6/20/13	5.00%	49,078
General Motors	7,000	6/20/13	5.00%	15,884
Lyondell Chemical	5,000	6/20/09	1.00%	(144,124)
Vale Overseas	2,000	4/20/12	0.50%	(38,827)

Morgan Stanley:
Chesapeake Energy	5,000	6/20/09	0.45%	(32,458)
Citigroup	7,300	12/20/12	0.80%	(78,335)
Dow Jones CDX	100,000	12/20/12	(1.40)%	(4,719,492)
Dow Jones CDX	30,000	12/20/12	0.72%	520,594
Dow Jones CDX	118,300	6/20/18	(1.50)%	(2,732,360)
Dynegy Holdings	5,000	6/20/09	1.05%	7,101
Ford Motor Credit	20,000	9/20/10	4.05%	(1,229,263)
General Motors	10,000	6/20/13	5.00%	22,691
LCDX	19,400	6/20/13	3.25%	531,278
Reliant Energy	5,000	6/20/09	1.05%	(12,531)
Republic of Indonesia	7,700	3/20/09	0.46%	(9,121)
Republic of Peru	7,700	3/20/09	0.32%	12,936
Russian Federation	2,000	6/20/08	0.245%	2,159
Russian Federation	7,800	3/20/09	0.31%	(1)
Republic of Ukraine	7,700	3/20/09	0.66%	(38,583)

Royal Bank of Scotland:
ARAMARK	5,000	6/20/12	2.32%	(222,350)
Autozone	6,000	6/20/13	(0.92)%	(61,160)
Freeport-McMoRan	6,000	6/20/09	0.32%	(27,110)
RadioShack Corp.	7,100	6/20/13	(1.455)%	50,571
Williams Cos.	5,000	6/20/09	0.30%	(1,085)

UBS:
LCDX	35,700	6/20/13	3.25%	998,511
				$(20,358,890)

5.31.08 | PIMCO Corporate Opportunity Fund Semi-Annual Report 25

PIMCO Corporate Opportunity Fund Notes to Financial Statements

May 31, 2008 (unaudited)

3. Investment in Securities (continued)

(d) Interest rate swap agreements outstanding at May 31, 2008:

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by Fund	Payments received by Fund	Unrealized Appreciation (Depreciation)
Barclays Bank	$650,000	12/18/24	3-Month USD-LIBOR	5.70%	$58,751,034
Barclays Bank	700,000	12/19/24	5.70%	3-Month USD-LIBOR	(16,854,992)
Citigroup	AUD54,300	3/20/13	6-Month Australian Bank Bill	7.00%	(90,414)
Citigroup	$24,800	6/18/13	3-Month USD-LIBOR	4.00%	(180,366)
Citigroup	46,600	12/17/13	3-Month USD-LIBOR	4.00%	(543,288)
Citigroup	900	12/17/15	3-Month USD-LIBOR	5.00%	(9,730)
Citigroup	29,200	6/18/23	5.00%	3-Month USD-LIBOR	1,574,644
Credit Suisse First Boston	57,400	12/17/13	3-Month USD-LIBOR	4.00%	(1,019,908)
Deutsche Bank	127,600	12/17/09	3-Month USD-LIBOR	4.00%	(386,420)
Goldman Sachs	MXN106,500	11/4/16	28-Day Mexico Interbank TIIE Banxico	8.17%	(414,042)
Goldman Sachs	$52,400	6/18/18	3-Month USD-LIBOR	5.00%	(3,199,527)
HSBC Bank	£12,900	12/15/35	4.00%	6-Month GBP-LIBOR	852,763
JPMorgan Chase	$932,400	12/17/09	3-Month USD-LIBOR	4.00%	(4,334,140)
Lehman Brothers	740,200	1/9/18	3.63%	3-Month USD-LIBOR	(5,454,290)
Lehman Brothers	740,200	1/9/18	3-Month USD-LIBOR	5.45%	7,582,590
Merrill Lynch & Co.	609,800	12/17/09	3-Month USD-LIBOR	4.00%	(1,407,644)
Merrill Lynch & Co.	60,000	6/18/13	3-Month USD-LIBOR	4.00%	(264,170)
Merrill Lynch & Co.	10,300	12/17/23	5.00%	3-Month USD-LIBOR	143,810
Royal Bank of Scotland	£233,000	7/17/08	3-Month GBP-LIBOR	6.40%	1,440,789
Royal Bank of Scotland	$458,400	12/17/09	3-Month USD-LIBOR	4.00%	(1,191,768)
Royal Bank of Scotland	135,800	12/17/10	4.00%	3-Month USD-LIBOR	542,581
Royal Bank of Scotland	2,300	12/17/15	3-Month USD-LIBOR	5.00%	(10,963)
Royal Bank of Scotland	471,200	2/25/17	4.38%	3-Month USD-LIBOR	23,498,607
Royal Bank of Scotland	16,400	6/18/23	5.00%	3-Month USD-LIBOR	886,521
Royal Bank of Scotland	£19,600	7/17/27	5.639%	3-Month GBP-LIBOR	(1,908,474)
Royal Bank of Scotland	£19,600	7/17/27	6-Month GBP-LIBOR	4.84%	(1,240,077)
UBS	BRL17,970	1/2/12	BRL-CDI-Compounded	10.575%	(760,821)
					$56,002,305

The Fund received $14,250,000 par value in U.S. Treasury Bills as collateral for swap contracts.

AUD—Australian Dollar

BRL—Brazilian Real

CDI—Inter-bank Deposit Cerfiticate

GBP/£—British Pound

€—Euros

LIBOR—London Inter-bank Offered Rate

MXN—Mexican Peso

TIIE—Inter-bank Equilibrium Interest Rate

26 PIMCO Corporate Opportunity Fund Semi-Annual Report | 5.31.08

PIMCO Corporate Opportunity Fund Notes to Financial Statements

May 31, 2008 (unaudited)

3. Investment in Securities (continued)

(e) Forward foreign currency contracts outstanding at May 31, 2008:

	U.S.$ Value Origination Date	U.S.$ Value May 31, 2008	Unrealized Appreciation (Depreciation)
Purchased:
9,761,781 Australian Dollar settling 6/5/08	$9,195,305	$9,300,298	$104,993
20,752,100 Brazilian Real settling 7/2/08	11,600,000	12,620,194	1,020,194
27,542,200 Brazilian Real settling 12/2/08	14,657,903	16,115,911	1,458,008
1,226,000 Canadian Dollar settling 6/30/08	1,232,235	1,233,202	967
5,740,368,400 South Korean Won settling 8/4/08	6,132,000	5,555,851	(576,149)
30,128,140 Mexican Peso settling 7/10/08	2,704,177	2,898,818	194,641
5,296,213 Mexican Peso settling 11/19/08	499,162	500,740	1,578
19,856,972 Malaysian Ringgit settling 8/4/08	6,132,000	6,123,915	(8,085)
24,380,000 Norwegian Krone settling 6/9/08	4,668,173	4,773,840	105,667
243,743,010 Philippines Peso settling 8/22/08	5,599,357	5,523,216	(76,141)
35,844,678 Polish Zloty settling 7/10/08	13,129,919	16,439,547	3,309,628
35,844,678 Polish Zloty settling 5/6/09	15,868,903	16,013,199	144,296
42,079,250 Russian Ruble settling 7/10/08	1,700,000	1,772,686	72,686
331,466,500 Russian Ruble settling 11/19/08	13,425,404	13,872,306	446,902
42,079,250 Russian Ruble settling 5/6/09	1,725,974	1,736,876	10,902
8,650,412 Singapore Dollar settling 8/28/08	6,132,000	6,364,073	232,073
19,252,832 Singapore Dollar settling 11/21/08	14,116,636	14,200,203	83,567

Sold:
874,000 British Pound settling 6/30/08	1,726,448	1,723,308	3,140
15,555,000 British Pound settling 6/30/08	30,201,151	30,670,550	(469,399)
34,391,834 Brazilian Real settling 7/2/08	19,698,000	20,915,069	(1,217,069)
9,370,868 Brazilian Real settling 12/2/08	5,168,000	5,483,225	(315,225)
10,010,000 Euro settling 6/26/08	15,735,720	15,537,291	198,429
30,128,140 Mexican Peso settling 7/10/08	2,761,717	2,898,818	(137,101)
35,844,678 Polish Zloty settling 7/10/08	16,274,542	16,439,547	(165,005)
42,079,250 Russian Ruble settling 7/10/08	1,768,036	1,772,686	(4,650)
570,943,949 South Korean Won settling 8/4/08	558,654	552,592	6,062
5,169,424,451 South Korean Won settling 8/4/08	4,936,894	5,003,260	(66,366)
			$4,358,543

4. Income Tax Information

The cost basis of portfolio securities of $1,485,097,644 for federal income tax purposes is substantially the same for financial reporting purposes. Aggregated gross unrealized appreciation for securities in which there is an excess value over tax cost is $42,058,001; aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $53,859,485; net unrealized depreciation for federal income tax purposes is $11,801,484.

5.31.08 | PIMCO Corporate Opportunity Fund Semi-Annual Report	27

PIMCO Corporate Opportunity Fund Notes to Financial Statements

May 31, 2008 (unaudited)

5. Auction Preferred Shares

The Fund has issued 4,520 shares of Preferred Shares Series M, 4,520 shares of Preferred Shares Series T, 4,520 shares of Preferred Shares Series W, 4,520 shares of Preferred Shares Series TH and 4,520 shares of Preferred Shares Series F each with a net asset and liquidation value of $25,000 per share plus accrued dividends.

Dividends and distributions of net realized long-term capital gains, if any, are accumulated daily at an annual rate (typically re-set every seven days) through auction procedures.

For the six months ended May 31, 2008, the annualized dividend rate ranged from:

	High	Low	At May 31, 2008
Series M	5.85%	2.91%	3.35%
Series T	5.75%	2.93%	2.99%
Series W	5.85%	2.93%	3.05%
Series TH	6.00%	2.96%	3.08%
Series F	5.90%	2.93%	3.20%

The Fund is subject to certain limitations and restrictions while Preferred Shares are outstanding. Failure to comply with these limitations and restrictions could preclude the Fund from declaring any dividends or distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of Preferred Shares at their liquidation value.

Preferred Shares, which are entitled to one vote per share, generally vote together with the common stock but vote separately as a class to elect two Trustees and on any matters affecting the rights of the Preferred Shares.

Since mid-February 2008, holders of auction-rate preferred shares (“ARPS”) issued by the Fund have been directly impacted by an unprecedented lack of liquidity, which has similarly affected ARPS holders in many of the nation’s closed-end funds. Since then, regularly scheduled auctions for ARPS issued by the Fund have consistently “failed” because of insufficient demand (bids to buy shares) to meet the supply (shares offered for sale) at each auction. In a failed auction, ARPS holders cannot sell all, and may not be able to sell any, of their shares tendered for sale. While repeated auction failures have affected the liquidity for ARPS, they do not constitute a default or automatically alter the credit quality of the ARPS, and ARPS holders have continued to receive dividends at the defined “maximum rate,” the 7-day “AA” Composite Commercial Paper Rate multiplied by 150% (which is a function of short-term interest rates and typically higher than the rate that would have otherwise been set through a successful auction).

These developments with respect to ARPS have not affected the management or investment policies of the Fund, and the Fund’s outstanding common shares continue to trade on the NYSE without any change. If the Fund’s ARPS auctions continue to fail and the “maximum rate” payable on the ARPS rises as a result of changes in short-term interest rates, returns for the Fund’s common shareholders could be adversely affected.

6. Subsequent Common Dividend Declarations

On June 2, 2008, a dividend of $0.115 per share was declared to common shareholders payable July 1, 2008 to shareholders of record on June 12, 2008.

On July 1, 2008, a dividend of $0.115 per share was declared to common shareholders payable August 1, 2008 to shareholders of record on July 11, 2008.

7. Legal Proceedings

In June and September 2004, the Investment Manager and certain of its affiliates (including PEA Capital LLC (“PEA”), Allianz Global Investors Distributors LLC (“AGID”) and Allianz Global Investors of America, L.P.) agreed to settle, without admitting or denying the allegations, claims brought by the SEC and the New Jersey Attorney General alleging violations of federal and state securities laws with respect to certain open-end funds for which the Investment Manager serves as investment adviser. The settlements related to an alleged “market timing” arrangement in certain open-end funds formerly sub-advised by PEA. The Investment Manager and its affiliates agreed to pay a total of $68 million to settle the claims. In addition to monetary payments, the settling parties agreed to undertake certain corporate governance, compliance and disclosure reforms related to market timing and consented to cease and desist orders and censures. Subsequent to these events PEA deregistered and dissolved. None of the settlements allege that any inappropriate activity took place with respect to the Fund.

28	PIMCO Corporate Opportunity Fund Semi-Annual Report | 5.31.08

PIMCO Corporate Opportunity Fund Notes to Financial Statements

May 31, 2008 (unaudited)

7. Legal Proceedings (continued)

Since February 2004, the Investment Manager and certain of its affiliates and their employees have been named as defendants in a number of pending lawsuits concerning “market timing”, which allege the same or similar conduct underlying the regulatory settlements discussed above. The market timing lawsuits have been consolidated in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. Any potential resolution of these matters may include, but not be limited to judgments or settlements for damages against the Investment Manager or its affiliates or related injunctions.

The Investment Manager and the Sub-Adviser believe that these matters are not likely to have a material adverse effect on the Fund or on their ability to perform their respective investment advisory activities relating to the Fund.

The foregoing speaks only as of the date hereof.

8. Appointment of New Trustee

In May 2008, the Fund’s Board of Trustees appointed Diana L. Taylor as a Trustee.

5.31.08 | PIMCO Corporate Opportunity Fund Semi-Annual Report	29

PIMCO Corporate Opportunity Fund Financial Highlights

For a share of common stock outstanding throughout each period:

	Six Months ended May 31, 2008		Year ended November 30,				For the period December 27, 2002* through
	(unaudited)		2007	2006	2005	2004	November 30, 2003

Net asset value, beginning of period	$14.34		$15.62	$15.59	$17.05	$17.08	$14.33	**
Investment Operations:
Net investment income	0.73		1.50	1.57	1.50	1.74	1.62
Net realized and unrealized gain (loss) on investments, futures contracts, options written, swaps, unfunded loan commitments and foreign currency transactions	(0.57)		(0.64)	0.54	(0.40)	0.36	2.71
Total from investment operations	0.16		0.86	2.11	1.10	2.10	4.33
Dividends and Distributions on Preferred Shares from:
Net investment income	(0.18)		(0.45)	(0.41)	(0.22)	(0.13)	(0.08)
Net realized gains	–		–	(0.00)†	(0.05)	–	–
Total dividends and distributions on preferred shares	(0.18)		(0.45)	(0.41)	(0.27)	(0.13)	(0.08)
Net increase (decrease) in net assets applicable to common shareholders resulting from investment operations	(0.02)		0.41	1.70	0.83	1.97	4.25
Dividends and Distributions to Common Shareholders from:
Net investment income	(0.69)		(1.32)	(1.65)	(1.65)	(1.73)	(1.38)
Net realized gains	–		(0.31)	(0.02)	(0.64)	(0.27)	–
Return of capital	–		(0.06)	–	–	–	–
Total dividends and distributions to common shareholders	(0.69)		(1.69)	(1.67)	(2.29)	(2.00)	(1.38)
Capital Share Transactions:
Common stock offering costs charged to paid-in capital in excess of par	–		–	–	–	–	(0.02)
Preferred shares offering costs/ underwriting discounts charged to paid-in capital in excess of par	–		–	–	–	–	(0.10)
Total capital share transactions	–		–	–	–	–	(0.12)
Net asset value, end of period	$13.63		$14.34	$15.62	$15.59	$17.05	$17.08
Market price, end of period	$14.66		$13.89	$16.94	$17.20	$17.01	$16.88
Total Investment Return (1)	10.91%		(8.43)%	8.96%	16.16%	13.29%	22.50%
RATIOS/SUPPLEMENTAL DATA:
Net assets applicable to common shareholders, end of period (000)	$901,641		$946,896	$1,022,823	$1,013,189	$1,093,219	$1,088,428
Ratio of expenses to average net assets (2)(3)	1.29	%(4)	1.28%	1.27%	1.15%	1.13%	1.07	%(4)
Ratio of expenses to average net assets, excluding interest expense (2)(3)(5)	1.22	%(4)	1.19%	1.18%	1.15%	1.13%	1.07	%(4)
Ratio of net investment income to average net assets (2)	10.55	%(4)	10.15%	10.21%	9.29%	10.31%	11.13	%(4)
Preferred shares asset coverage per share	$64,882		$66,880	$70,236	$69,814	$73,362	$73,145
Portfolio turnover	30%		38%	29%	41%	64%	26%

*	Commencement of operations.
**	Initial public offering price of $15.00 per share less underwriting discount of $0.675 per share.
†	Less than $0.005 per share
(1)

Total investment return is calculated assuming a purchase of a share of common stock at the current market price on the first day and a sale of a share of common stock at the current market price on the last day of each period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges. Total investment return for a period of less than one year is not annualized.

(2)	Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders.
(3)	Inclusive of expenses offset by custody credits earned on cash balances at the custodian bank. (See note 1(p) in Notes to Financial Statements).
(4)	Annualized
(5)	Interest expense relates to the liability for floating rate notes issued in connection with inverse floater transactions.

30	PIMCO Corporate Opportunity Fund Semi-Annual Report | 5.31.08 | See accompanying Notes to Financial Statements.

PIMCO Corporate Opportunity Fund Annual Shareholder Meeting Results (unaudited)

Shareholder Meeting Results:

The Fund held its annual meeting of shareholders on April 2, 2008. Shareholders voted to re-elect John J. Dalessandro II* and R. Peter Sullivan III as Trustees indicated below.

	Affirmative	Withheld Authority
Class II Trustees:

Re-election of John J. Dalessandro II* to serve until 2011	17,915	1,152

Re-election of R. Peter Sullivan III to serve until 2011	58,907,939	1,110,008

Robert E. Connor*, Hans W. Kertess, William B. Ogden IV, John C. Maney and Paul Belica continue to serve as Trustees of the Fund.

* Preferred shares Trustee

5.31.08 | PIMCO Corporate Opportunity Fund Semi-Annual Report	31

Trustees and Principal Officers	Brian S. Shlissel
Hans W. Kertess	President & Chief Executive Officer
Trustee, Chairman of the Board of Trustees	Lawrence G. Altadonna
Paul Belica	Treasurer, Principal Financial & Accounting Officer
Trustee	Thomas J. Fuccillo
Robert E. Connor	Vice President, Secretary & Chief Legal Officer
Trustee	Scott Whisten
John J. Dalessandro II	Assistant Treasurer
Trustee	Richard J. Cochran
John C. Maney	Assistant Treasurer
Trustee	Youse E. Guia
William B. Ogden, IV	Chief Compliance Officer
Trustee	William V. Healey
R. Peter Sullivan III	Assistant Secretary
Trustee	Richard H. Kirk
Diana L. Taylor	Assistant Secretary
Trustee	Kathleen A. Chapman
Assistant Secretary
Lagan Srivastava
Assistant Secretary

Investment Manager

Allianz Global Investors Fund Management LLC

1345 Avenue of the Americas

New York, NY 10105

Sub-Adviser

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Custodian & Accounting Agent

State Street Bank & Trust Co.
801 Pennsylvania
Kansas City, MO 64105-1307

Transfer Agent, Dividend Paying Agent and Registrar

PNC Global Investment Servicing
P.O. Box 43027
Providence, RI 02940-3027

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

Legal Counsel

Ropes & Gray LLP
One International Place
Boston, MA 02210-2624

This report, including the financial information herein, is transmitted to the shareholders of PIMCO Corporate Opportunity Fund for their information. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

The financial information included herein is taken from the records of the Fund without examination of an independent registered accounting firm, who did not express an opinion thereon.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase shares of its common stock in the open market.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarter of its fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The information on Form N-Q is also available on the Fund’s website at www.allianzinvestors.com/closedendfunds.

On April 15, 2008, the Fund submitted a CEO annual certification to the New York Stock Exchange (“NYSE”) on which the Fund’s principal executive officer certified that he was not aware, as of the date, of any violation by the Fund of the NYSE’s Corporate Governance listing standards. In addition, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and related SEC rules, the Fund’s principal executive and principal financial officer made quarterly certifications, included in filings with the SEC on Forms N-CSR and N-Q relating to, among other things, the Fund’s disclosure controls and procedures and internal control over financial reporting, as applicable.

Information on the Fund is available at www.allianzinvestors.com/closedendfunds or by calling the Fund’s shareholder servicing agent at (800) 331-1710.

ITEM 2. CODE OF ETHICS

Not required in this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not required in this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANT

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS Schedule of Investments in included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED COMPANIES.

PERIOD	TOTAL NUMBER OF SHARES PURCHASED	AVERAGE PRICE PAID PER SHARE	TOTAL NUMBER OF SHARES PURCHASED AS PART OF PUBLICLY ANNOUNCED PLANS OR PROGRAMS	MAXIMUM NUMBER OF SHARES THAT MAY YET BE PURCHASED UNDER THE PLANS OR PROGRAMS
December 2007	N/A	N/A	0	N/A
January 2008	N/A	N/A	0	N/A
February 2008	N/A	14.89	35,327	N/A
March 2008	N/A	13.92	37,495	N/A
April 2008	N/A	13.61	37,797	N/A
May 2008	N/A	14.17	35,827	N/A

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to procedures by which shareholders may recommend nominees to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

ITEM 11. CONTROLS AND PROCEDURES

(a) The registrant’s President &  Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS

(a)	(1)	Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

(b)		Exhibit 99.906 Cert. - Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

Signature

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) PIMCO Corporate Opportunity Fund

By	/s/ Brian S. Shlissel
President and Chief Executive Officer

Date August 6, 2008

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date August 6, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Brian S. Shlissel
President and Chief Executive Officer

Date August 6, 2008

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date August 6, 2008